RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Sentient [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	36,980,982
Number of common shares beneficially owned, percentage	33.66%
Contemporary Amperex Technology Limited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	22,944,444
Number of common shares beneficially owned, percentage	20.89%
Former Chairman as Consultant [Member]
IfrsStatementLineItems [Line Items]
Fees charged by a legal firm	$ 28,574	$ 62,822